Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
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Details Information About Intangible Assets

Details of intangible assets

	Software and Patents	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2022	1,212	641	1,854
Additions	8	-	8
Reclassification	92	-	92
Depreciation & impairment expense	(492)	-	(492)
Translation adjustments	(10)	(37)	(47)
Reclassification to assets held for sale	(697)	-	(697)
Net book value as of December 31, 2022	114	604	718
Gross value at end of period	2,357	604	2,961
Accumulated depreciation and impairment at end of period	(2,192)	-	(2,192)

Net book value as of January 1, 2023	114	604	718
Additions	-	-	-
Disposal	-	-	-
Depreciation & impairment expense	(69)	-	(69)
Translation adjustments	1	22	22
Net book value as of December 31, 2023	46	626	671
Gross value at end of period	2,352	626	2,978
Accumulated depreciation and impairment at end of period	(2,306)	-	(2,306)

Net book value as of January 1, 2024	46	626	671
Additions	1,260	-	1,260
Disposal	-	-	-
Depreciation & impairment expense	(758)	-	(758)
Translation adjustments	(20)	(37)	(58)
Net book value as of January 1, December 31, 2024	528	588	1,116
Gross value at end of period	3,435	588	4,024
Accumulated depreciation and impairment at end of period	(2,908)	-	(2,908)